Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Long-Term Liabilities [Line Items]
Opening balance
Fair value adjustment long-term liability (on date of acquisition)	(1,243,156)
Other Long-Term Liabilities Payments	(11,124,782)
Interest accretion expense	436,898
Balance, end of period	4,652,294
Current portion	(2,470,585)
Long-term portion	2,181,709
First Guayabales Option [Member]
Schedule of Other Long-Term Liabilities [Line Items]
Original acquisition cost	9,833,334
Other mining concessions [Member]
Schedule of Other Long-Term Liabilities [Line Items]
Original acquisition cost	750,000
Lands [Member]
Schedule of Other Long-Term Liabilities [Line Items]
Original acquisition cost	$ 6,000,000